Intangible Assets and Other Assets, Goodwill (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Apr. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Goodwill Table
Goodwill, beginning balance		$ 25,167	$ 25,175
Divestitures		(206)
Foreign currency translation		6	(8)
Goodwill, ending balance		24,967	25,167
Customer relationship and other amortized intangibles [Member]
Intangible Assets and Other Assets Textual [Abstract]
Intangible asset, net carry value		$ 823	73
Finite-lived intangible asset, useful life		10 years
Customer relationships, merchant contracts [Member]
Intangible Assets and Other Assets Textual [Abstract]
Intangible asset acquired	$ 877
Finite-lived intangible asset, useful life		7 years
Estimated future amortization expense [Abstract]
Estimated future amortization expense for the year ended December 31, 2026		$ 125
Estimated future amortization expense for the year ended December 31, 2027		125
Estimated future amortization expense for the year ended December 31, 2028		125
Estimated future amortization expense for the year ended December 31, 2029		125
Estimated future amortization expense for the year ended December 31, 2030		125
Corporate [Member]
Goodwill Table
Goodwill, beginning balance		105	105
Divestitures		(105)
Foreign currency translation		0	0
Goodwill, ending balance		0	105
Consumer Banking and Lending [Member] | Operating Segments [Member]
Goodwill Table
Goodwill, beginning balance		16,418	16,418
Divestitures		0
Foreign currency translation		0	0
Goodwill, ending balance		16,418	16,418
Commercial Banking [Member] | Operating Segments [Member]
Goodwill Table
Goodwill, beginning balance		2,925	2,933
Divestitures		0
Foreign currency translation		6	(8)
Goodwill, ending balance		2,931	2,925
Corporate and Investment Banking [Member] | Operating Segments [Member]
Goodwill Table
Goodwill, beginning balance		5,375	5,375
Divestitures		(101)
Foreign currency translation		0	0
Goodwill, ending balance		5,274	5,375
Wealth and Investment Management [Member] | Operating Segments [Member]
Goodwill Table
Goodwill, beginning balance		344	344
Divestitures		0
Foreign currency translation		0	0
Goodwill, ending balance		$ 344	$ 344